Organization and Business Operation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
2015 [Member]
Schedule of net income shares based on achievement of specified net income targets
Net Income Target | $	$ 27,000
Number of the Company's ordinary shares	360,000
2015 [Member] | Controlling Shareholders [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	338,400
2015 [Member] | Migdal [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	10,800
2015 [Member] | ASM Former Shareholder [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	10,800
2016 [Member]
Schedule of net income shares based on achievement of specified net income targets
Net Income Target | $	$ 40,000
Number of the Company's ordinary shares	185,000
2016 [Member] | Controlling Shareholders [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	173,900
2016 [Member] | Migdal [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	5,550
2016 [Member] | ASM Former Shareholder [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	5,550
2017 [Member]
Schedule of net income shares based on achievement of specified net income targets
Net Income Target | $	$ 60,000
Number of the Company's ordinary shares	200,000
2017 [Member] | Controlling Shareholders [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	188,000
2017 [Member] | Migdal [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	6,000
2017 [Member] | ASM Former Shareholder [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	6,000
2018 [Member]
Schedule of net income shares based on achievement of specified net income targets
Net Income Target | $	$ 80,000
Number of the Company's ordinary shares	100,000
2018 [Member] | Controlling Shareholders [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	94,000
2018 [Member] | Migdal [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	3,000
2018 [Member] | ASM Former Shareholder [Member]
Schedule of net income shares based on achievement of specified net income targets
Number of the Company's ordinary shares	3,000